Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	June 30,	December 31,
	2022	2021
Electronic equipment	$167,572	$168,308
Office equipment	13,671	14,391
Leasehold improvement	373,441	339,657
Total property and equipment	554,684	522,356
Less: accumulated depreciation	(366,379)	(199,959)
Total property and equipment, net	$188,305	$322,397